                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Gindrup
Title:     Executive Director
Phone:

Signature, Place, and Date of Signing:

     Donna Gindrup     Galveston, Texas       January 24, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     618

Form13F Information Table Value Total:     $2,389,586 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name



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Kempner Capital Management
FORM 13F
December 31, 2004

                                                                                                          Voting Authority
                                   Title of              Value       Shares/  Sh/  Invstmt   Other
Name of Issuer                     Class     CUSIP       (x$1000)    Prn Amt  Prn  Dscretn   Managers   Sole     Shared     None
--------------                     -----     -----       --------    -------  ---  -------   --------   ----     ------     ----

Alltel Corp.                       COM       020039103    23845      405798   SH    Sole               405798
Am Finl Realty Tr REIT             COM       02607P305      872       53920   SH    Sole                53920
Anadarko Petroleum Co.             COM       032511107      432        6668   SH    Sole                 6668
Bank of America Corp.              COM       060505104     2161       45990   SH    Sole                45990
Banknorth Group, Inc.              COM       06646R107     4225      115442   SH    Sole               115442
BellSouth Corp                     COM       079860102     3926      141275   SH    Sole               141275
Blyth Inc.                         COM       09643P108     1650       55830   SH    Sole                55830
CINergy Corp                       COM       172474108      533       12815   SH    Sole                12815
CONSOL Energy Inc.                 COM       20854P109     2284       55650   SH    Sole                55650
CVS Corporation                    COM       126650100      443        9840   SH    Sole                 9840
Cullen Frost Bankers               COM       229899109     4445       91456   SH    Sole                91456
Deluxe Corporation                 COM       248019101     2600       69640   SH    Sole                69640
Ener Conv Devices Inc              COM       292659109      324       16766   SH    Sole                16766
Enzo Biochem Inc.                  COM       294100102     1020       52401   SH    Sole                52401
Fannie Mae                         COM       313586109     4952       69547   SH    Sole                69547
Flagstar Bancorp Inc.              COM       337930101     1062       47000   SH    Sole                47000
Freddie Mac                        COM       313400301     4372       59320   SH    Sole                59320
General Mills Inc                  COM       370334104     2059       41420   SH    Sole                41420
Hewlett-Packard Co                 COM       428236103      960       45770   SH    Sole                45770
Johnson Controls Inc               COM       478366107     1118       17625   SH    Sole                17625
Kerr-McGee Corporation             COM       492386107     2275       39370   SH    Sole                39370
Lafarge No America Inc             COM       505862102     2950       57489   SH    Sole                57489
Manpower Inc.                      COM       56418H100      467        9675   SH    Sole                 9675
Marathon Oil Corp                  COM       565849106     1177       31295   SH    Sole                31295
Marsh & McLennan                   COM       571748102     3937      119660   SH    Sole               119660
Mattel Inc                         COM       577081102     2683      137680   SH    Sole               137680
Morgan Stanley                     COM       617446448     1817       32720   SH    Sole                32720
Movie Gallery Inc.                 COM       624581104     2907      152445   SH    Sole               152445
NiSource Inc.                      COM       65473P105     3927      172410   SH    Sole               172410
Noble Energy Inc.                  COM       655044105     2302       37337   SH    Sole                37337
North Fork Bancorp Inc.            COM       659424105     2301       79770   SH    Sole                79770
Pepco Holdings Inc                 COM       713291102      870       40800   SH    Sole                40800
Pfizer, Inc.                       COM       717081103     4614      171580   SH    Sole               171580
RadioShack Corporation             COM       750438103     1108       33690   SH    Sole                33690
Reebok International               COM       758110100     3535       80335   SH    Sole                80335
SBC Communications                 COM       78387G103     3133      121560   SH    Sole               121560
SCANA Corp                         COM       80589M102      660       16758   SH    Sole                16758
Sara Lee Corporation               COM       803111103     1565       64840   SH    Sole                64840
USF Corporation                    COM       916906100     1790       47170   SH    Sole                47170
Univ. Health Svcs cl B             COM       913903100     2166       48670   SH    Sole                48670
V.F. Corporation                   COM       918204108     1075       19405   SH    Sole                19405
Ventas Inc.REIT                    COM       92276F100     1948       71076   SH    Sole                71076
Verizon Comm. Inc.                 COM       92343V104     4146      102350   SH    Sole               102350
Washington Federal, Inc.           COM       938824109     1909       71948   SH    Sole                71948
Wyeth                              COM       983024100     3073       72145   SH    Sole                72145
Zions Bancorp                      COM       989701107     1508       22160   SH    Sole                22160
Agrium Inc.                                  008916108      351       20811   SH    Sole                20811
Assured Guaranty Ltd                         G0585R106     1189       60470   SH    Sole                60470
BP PLC ADR                                   055622104     1182       20240   SH    Sole                20240
Can. Natl. Railway Co.                       136375102      729       11905   SH    Sole                11905
Can. Natural Res Ltd.                        136385101      745       17412   SH    Sole                17412
DSM NV                                       23332H202     3275      202363   SH    Sole               202363
Nokia Corporation                            654902204     3766      240340   SH    Sole               240340
RenaissanceRe HlgLtd                         G7496G103     1018       19550   SH    Sole                19550
Sappi Ltd. ADR                               803069202     1797      123960   SH    Sole               123960
Scottish Power                               81013T705     1071       34381   SH    Sole                34381
XL Capital Ltd.                              G98255105     1874       24132   SH    Sole                24132
MorganStanleyDeanWitter 0% 3/3               61744Y181      117       10000   SH    Sole                10000
XL 6.5% CnvPfd Prds Q                        G98255402     1240       48735   SH    Sole                48735




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